Tangible assets	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a) Changes
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use		Leased out under an operating lease	Investment property	Total
Cost
Balances at 1 January 2019	25,428	25,087	2,378	52,893	6,693		—	—	6,693
Additions / disposals (net) due to change in the scope of consolidation	(5)	—	(15)	(20)	—		—	—	—
Additions / disposals (net)	1,863	3,148	(310)	4,701	(997)		—	—	(997)
Transfers, exchange differences and other items	(178)	(3,781)	(603)	(4,562)	(10)		—	—	(10)
Balance at 31 December 2019	27,108	24,454	1,450	53,012	5,686		—	—	5,686
Additions / disposals (net) due to change in the scope of consolidation	(16)	1,082	7	1,073	(37)		—	—	(37)
Additions / disposals (net)	827	512	(29)	1,310	(1,339)	*	—	—	(1,339)
Transfers, exchange differences and other items	(3,023)	(1,844)	32	(4,835)	(362)		—	—	(362)
Balance at 31 December 2020	24,896	24,204	1,460	50,560	3,948		—	—	3,948
Additions / disposals (net) due to change in the scope of consolidation	66	(257)	—	(191)	1		—	—	1
Additions / disposals (net)	781	(1,076)	(64)	(359)	96	*	—	—	96
Transfers, exchange differences and other items	(214)	1,552	141	1,479	384		—	—	384
Balance at 31 December 2021	25,529	24,423	1,537	51,489	4,429		—	—	4,429

Accumulated depreciation
Balances at 1 January 2019	(10,524)	(8,404)	(199)	(19,127)	—		—	—	—
Disposals due to change in the scope of consolidation	3	—	6	9	—		—	—	—
Disposals	356	2,149	32	2,537	37		—	—	37
Charge for the year	(2,021)	—	(14)	(2,035)	(807)		—	—	(807)
Transfers, exchange differences and other items	212	1,045	31	1,288	5		—	—	5
Balance at 31 December 2019	(11,974)	(5,210)	(144)	(17,328)	(765)		—	—	(765)
Disposals due to change in the scope of consolidation	(40)	—	—	(40)	(3)		—	—	(3)
Disposals	527	2,387	11	2,925	167		—	—	167
Charge for the year	(1,906)	—	(8)	(1,914)	(706)		—	—	(706)
Transfers, exchange differences and other items	1,850	(2,762)	8	(904)	90		—	—	90
Balance at 31 December 2020	(11,543)	(5,585)	(133)	(17,261)	(1,217)		—	—	(1,217)
Disposals due to change in the scope of consolidation	(1)	40	—	39	—		—	—	—
Disposals	733	3,390	3	4,126	44		—	—	44
Charge for the year	(1,733)	—	(10)	(1,743)	(612)		—	—	(612)
Transfers, exchange differences and other items	529	(3,083)	(9)	(2,563)	(4)		—	—	(4)
Balance at 31 December 2021	(12,015)	(5,238)	(149)	(17,402)	(1,789)		—	—	(1,789)
* Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balances at 1 January 2019	(61)	(239)	(616)	(916)	—	—	—	—
Impairment charge for the year	(14)	(12)	(36)	(62)	—	—	—	—
Releases	8	6	3	17	—	—	—	—
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Exchange differences and other	(26)	222	316	512	—	—	—	—
Balances at 31 December 2019	(93)	(23)	(333)	(449)	—	—	—	—
Impairment charge for the year	(104)	(70)	(11)	(185)	(4)	—	—	(4)
Releases	4	2	5	11	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	20	—	3	23	—	—	—	—
Exchange differences and other	33	31	(28)	36	(6)	—	—	(6)
Balances at 31 December 2020	(140)	(60)	(364)	(564)	(9)	—	—	(9)
Impairment charge for the year	(144)	(17)	(8)	(169)	(13)	—	—	(13)
Releases	10	4	5	19	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	61	—	3	64	7	—	—	7
Exchange differences and other	(42)	(29)	(44)	(115)	(1)	—	—	(1)
Balances at 31 December 2021	(255)	(102)	(408)	(765)	(15)	—	—	(15)

Tangible assets, net
Balances at 31 December 2019	15,041	19,221	973	35,235	4,921	—	—	4,921
Balances at 31 December 2020	13,213	18,559	963	32,735	2,722	—	—	2,722
Balances at 31 December 2021	13,259	19,083	979	33,321	2,625	—	—	2,625
b) Tangible assets - For own use
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	13,972	(2,889)	(93)	10,990	4,908
IT equipment and fixtures	5,995	(4,808)	—	1,187	2
Furniture and vehicles	6,952	(4,216)	—	2,736	11
Construction in progress and other items	189	(61)	—	128	—
Balances at 31 December 2019	27,108	(11,974)	(93)	15,041	4,921

Land and buildings	13,081	(3,215)	(133)	9,733	2,716
IT equipment and fixtures	5,562	(4,416)	—	1,146	1
Furniture and vehicles	6,085	(3,854)	—	2,231	5
Construction in progress and other items	168	(58)	(7)	103	—
Balances at 31 December 2020	24,896	(11,543)	(140)	13,213	2,722

Land and buildings	13,855	(3,675)	(240)	9,940	2,570
IT equipment and fixtures	5,543	(4,335)	—	1,208	42
Furniture and vehicles	5,982	(3,954)	—	2,028	12
Construction in progress and other items	149	(51)	(15)	83	—
Balances at 31 December 2021	25,529	(12,015)	(255)	13,259	2,625
The carrying amount at 31 December 2021 in the foregoing table includes the following approximate amounts EUR 6,753 million (EUR 6,299 million at 31 December 2020 and EUR 7,737 million at 31 December 2019) relating to property, plant and equipment owned by group entities and branches located abroad.
c) Tangible assets - Leased out under an operating lease
Grupo Santander has assets leased out under operating leases where the company is the lessor and do not meet the accounting requirements to be classified as finance leases. The net cost of these leases is recorded as an asset and depreciated on a straight-line basis over the contractual term of the lease to the expected residual value.
The expected residual value and, consequently, the monthly depreciation expense may change during the term of the lease. The Group estimates expected residual values using independent data sources and internal statistical models. It also assesses the estimate of the residual value of these leases and adjusts the depreciation rate in line with the change in the expected value of the asset at the end of the lease.
Grupo Santander periodically assesses its investment in operating leases for impairment in certain circumstances, such as a systemic and material decrease in the values of used vehicles. If assets leased out under operating leases are deemed to be impaired, impairment is measured as the amount by which the carrying amount of the assets exceeds the fair value as estimated by discounted cash flows.
Of the EUR 19,083 million that the Group had assigned to operating leases at 31 December 2021 (EUR 18,559 million and EUR 19,221 million at 31 December 2020 and 2019, respectively), EUR 12,977 million (EUR 13,455 million and EUR 14,799 million at 31 December 2020 and 2019, respectively ) relate to vehicles of Santander Consumer USA Holdings Inc. The variable lease payments of various items of this entity are not representative.
In addition, the maturity analysis of the payments for assets leased out under operating leases from Santander Consumer USA Holdings Inc. is as follows:

EUR million
2021
Maturity Analysis
2022	3,030
2023	3,814
2024	5,644
2025	872
d) Tangible assets - Investment property
The fair value of investment property at 31 December 2021, 2020, 2019 amounted to EUR 1,088, 1,055 and 1,076 million, respectively. A comparison of the fair value of investment property at 31 December 2021, 2020 and 2019 with the net book value shows gross unrealised gains of EUR 109, 92 and 103 million, respectively, attributed completely to the group.
The rental income earned from investment property and the direct costs related both to investment properties that generated rental income in 2021, 2020 and 2019 and to investment properties that did not generate rental income in those years are not material in the context of the consolidated financial statements.